Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 28, 2025 to the Summary Prospectus and Prospectus dated February 1, 2025, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES SECURITIZED ASSET FUND
(the “Fund”)
Effective immediately, the fourth sentence in the first paragraph in the subsection “Principal Investment Strategies” within both the “Investments, Risks and Performance” section of the Fund Summary and the “More Information about Investment Strategies” section of the Fund Prospectus is amended and restated as follows:
It is expected that a majority of the Fund’s securities will have credit quality equal to the credit rating of the U.S. Government’s long-term debt by at least one of the rating agencies at the time of purchase.

Loomis Sayles Securitized Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 28, 2025 to the Summary Prospectus and Prospectus dated February 1, 2025, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES SECURITIZED ASSET FUND
(the “Fund”)
Effective immediately, the fourth sentence in the first paragraph in the subsection “Principal Investment Strategies” within both the “Investments, Risks and Performance” section of the Fund Summary and the “More Information about Investment Strategies” section of the Fund Prospectus is amended and restated as follows:
It is expected that a majority of the Fund’s securities will have credit quality equal to the credit rating of the U.S. Government’s long-term debt by at least one of the rating agencies at the time of purchase.